Connecticut General Life Insurance Company:

CG Variable Life Insurance Separate Account II

Supplement Dated May 1, 2010

To the Product Prospectus for:

VUL-1

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

The company has made changes to the Sub-Accounts listed below.  Please refer to the prospectus for each of the underlying funds for comprehensive information.  The following information amends “The Funds” section of your prospectus:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.

•                  Invesco V.I. Capital Appreciation Fund (Series I Shares): Capital appreciation.
Name changed from AIM V.I. Capital Appreciation Fund.

•                  Invesco V.I. Core Equity Fund (Series I Shares): Long-term growth.
Name changed from AIM V.I. Core Equity Fund.

•                  Invesco V.I. International Growth Fund (Series I Shares): Long-term growth.
Name changed from AIM V.I. International Growth Fund.